UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Abraham Fortress Fund
Class I/FORTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class I/FORTX)	$39	0.73%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,762,529
Total number of portfolio holdings	240
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 3.493%, 4/14/2026	22.2%
United States Treasury Bill, 3.728%, 1/22/2026	16.0%
United States Treasury Bill, 3.563%, 3/26/2026	8.7%
United States Treasury Note, 4.500%, 11/15/2033	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.250%, 11/15/2034	4.9%
United States Treasury Note, 4.375%, 5/15/2034	4.9%
United States Treasury Bill, 3.474%, 1/29/2026	2.3%
NVIDIA Corp.	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	49.8%
Common Stocks	37.9%
U.S. Treasury Notes	19.8%
Short-Term Investments	0.0%
Rights	0.0%
Liabilities in Excess of Other Assets	(7.5)%
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (844) 323-8200 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Abraham Fortress Fund - Class I

Abraham Fortress Fund
Class K/FORKX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class K/FORKX)	$35	0.65%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,762,529
Total number of portfolio holdings	240
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 3.493%, 4/14/2026	22.2%
United States Treasury Bill, 3.728%, 1/22/2026	16.0%
United States Treasury Bill, 3.563%, 3/26/2026	8.7%
United States Treasury Note, 4.500%, 11/15/2033	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.250%, 11/15/2034	4.9%
United States Treasury Note, 4.375%, 5/15/2034	4.9%
United States Treasury Bill, 3.474%, 1/29/2026	2.3%
NVIDIA Corp.	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	49.8%
Common Stocks	37.9%
U.S. Treasury Notes	19.8%
Short-Term Investments	0.0%
Rights	0.0%
Liabilities in Excess of Other Assets	(7.5)%
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (844) 323-8200 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Abraham Fortress Fund - Class K

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ABRAHAM FORTRESS FUND

(Class I: FORTX)

(Class K: FORKX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

Abraham Fortress Fund

A series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	12
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Financial Highlights	15
Class I	15
Class K	16
Notes to Consolidated Financial Statements	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Abraham Fortress Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.abrahamtrading.com

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 37.9%[1]
	COMMUNICATIONS — 3.7%
5,440	Alphabet, Inc. - Class A	$1,702,720
2,912	AT&T, Inc.	72,334
17	Booking Holdings, Inc.	91,041
83	Charter Communications, Inc. - Class A*	17,326
1,863	Comcast Corp. - Class A	55,685
1,134	Meta Platforms, Inc. - Class A	748,542
1,810	Netflix, Inc.*	169,706
509	T-Mobile US, Inc.	103,347
1,712	Verizon Communications, Inc.	69,730
741	Walt Disney Co.	84,304
704	Warner Bros Discovery, Inc.*	20,289
		3,135,024
	CONSUMER DISCRETIONARY — 2.5%
4,140	Amazon.com, Inc.*	955,595
110	Aptiv PLC*[2]	8,370
8	AutoZone, Inc.*	27,132
550	Chipotle Mexican Grill, Inc.*	20,350
255	eBay, Inc.	22,211
1,629	Ford Motor Co.	21,372
592	General Motors Co.	48,141
426	Home Depot, Inc.	146,587
275	Lowe's Cos., Inc.	66,319
133	Marriott International, Inc. - Class A	41,262
305	McDonald's Corp.	93,217
645	NIKE, Inc. - Class B	41,093
405	O'Reilly Automotive, Inc.*	36,940
478	Starbucks Corp.	40,252
1,169	Tesla, Inc.*	525,723
486	TJX Cos., Inc.	74,654
		2,169,218
	CONSUMER STAPLES — 5.6%
749	Altria Group, Inc.	43,187
9,236	Cal-Maine Foods, Inc.	734,909
32,681	Campbell's Co.	910,820
10,401	Clorox Co.	1,048,733
1,761	Coca-Cola Co.	123,112
344	Colgate-Palmolive Co.	27,183
77	Constellation Brands, Inc. - Class A	10,623
181	Costco Wholesale Corp.	156,084
94	Dollar General Corp.	12,480
147	Estee Lauder Cos., Inc. - Class A	15,394

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
137	Kimberly-Clark Corp.	$13,822
499	Kraft Heinz Co.	12,101
14,905	Kroger Co.	931,264
569	Mondelez International, Inc. - Class A	30,629
432	Monster Beverage Corp.*	33,121
564	PepsiCo, Inc.	80,945
635	Philip Morris International, Inc.	101,854
987	Procter & Gamble Co.	141,447
195	Target Corp.	19,061
3,393	Walmart, Inc.	378,014
		4,824,783
	ENERGY — 0.5%
786	Chevron Corp.	119,794
538	ConocoPhillips	50,362
239	EOG Resources, Inc.	25,098
1,978	Exxon Mobil Corp.	238,033
572	SLB Ltd.[2]	21,953
		455,240
	FINANCIALS — 3.5%
316	American Express Co.	116,904
339	American International Group, Inc.	29,001
90	Aon PLC - Class A2	31,759
3,337	Bank of America Corp.	183,535
337	Bank of New York Mellon Corp.	39,122
913	Berkshire Hathaway, Inc. - Class B*	458,919
62	Blackrock, Inc.	66,361
174	Capital One Financial Corp.	42,171
771	Charles Schwab Corp.	77,031
176	Chubb Ltd.[2]	54,933
809	Citigroup, Inc.	94,402
147	CME Group, Inc.	40,143
248	Fidelity National Information Services, Inc.	16,482
269	Fiserv, Inc.*	18,069
142	Goldman Sachs Group, Inc.	124,818
230	Intercontinental Exchange, Inc.	37,251
1,205	JPMorgan Chase & Co.	388,275
206	Marsh & McLennan Cos., Inc.	38,217
401	Mastercard, Inc. - Class A	228,923
343	MetLife, Inc.	27,076
76	Moody's Corp.	38,825
732	Morgan Stanley	129,952

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
34	MSCI, Inc.	$19,507
479	PayPal Holdings, Inc.	27,964
172	PNC Financial Services Group, Inc.	35,902
238	Progressive Corp.	54,197
144	S&P Global, Inc.	75,253
92	T. Rowe Price Group, Inc.	9,419
544	Truist Financial Corp.	26,770
605	U.S. Bancorp	32,283
888	Visa, Inc. - Class A	311,431
1,626	Wells Fargo & Co.	151,543
		3,026,438
	HEALTH CARE — 2.6%
721	Abbott Laboratories	90,334
721	AbbVie, Inc.	164,741
123	Agilent Technologies, Inc.	16,737
32	Align Technology, Inc.*	4,997
230	Amgen, Inc.	75,281
204	Baxter International, Inc.	3,898
116	Becton Dickinson & Co.	22,512
581	Boston Scientific Corp.*	55,398
905	Bristol-Myers Squibb Co.	48,816
238	Centene Corp.*	9,794
135	Cigna Group	37,156
538	CVS Health Corp.	42,696
291	Danaher Corp.	66,616
160	Dexcom, Inc.*	10,619
255	Edwards Lifesciences Corp.*	21,739
99	Elevance Health, Inc.	34,705
390	Eli Lilly & Co.	419,125
23	Embecta Corp.	273
149	GE HealthCare Technologies, Inc.	12,221
511	Gilead Sciences, Inc.	62,720
10	GRAIL, Inc.*	856
127	HCA Healthcare, Inc.	59,291
52	Humana, Inc.	13,319
35	IDEXX Laboratories, Inc.*	23,679
64	Illumina, Inc.*	8,394
146	Intuitive Surgical, Inc.*	82,689
78	IQVIA Holdings, Inc.*	17,582
1,073	Johnson & Johnson	222,057
548	Medtronic PLC[2]	52,641
1,030	Merck & Co., Inc.	108,418

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	HEALTH CARE (Continued)
165	Moderna, Inc.*	$4,866
2,288	Pfizer, Inc.	56,971
44	Regeneron Pharmaceuticals, Inc.	33,962
58	Solventum Corp.*	4,596
154	Stryker Corp.	54,126
161	Thermo Fisher Scientific, Inc.	93,292
384	UnitedHealth Group, Inc.	126,762
104	Vertex Pharmaceuticals, Inc.*	47,149
193	Zoetis, Inc.	24,283
		2,235,311
	INDUSTRIALS — 2.6%
235	3M Co.	37,624
488	Amphenol Corp. - Class A	65,948
172	Automatic Data Processing, Inc.	44,244
240	Boeing Co.*	52,109
353	Carrier Global Corp.	18,653
221	Caterpillar, Inc.	126,604
168	Cintas Corp.	31,596
904	CSX Corp.	32,770
125	Deere & Co.	58,196
163	Eaton Corp. PLC[2]	51,917
243	Emerson Electric Co.	32,251
108	FedEx Corp.	31,197
112	GE Vernova, Inc.	73,200
114	General Dynamics Corp.	38,379
448	General Electric Co.	137,997
281	Honeywell International, Inc.	54,820
128	Illinois Tool Works, Inc.	31,526
287	Johnson Controls International plc[2]	34,368
80	L3Harris Technologies, Inc.	23,486
112	Lockheed Martin Corp.	54,171
99	Norfolk Southern Corp.	28,583
65	Northrop Grumman Corp.	37,064
94	Old Dominion Freight Line, Inc.	14,739
147	Paychex, Inc.	16,491
129	Republic Services, Inc.	27,339
2,077	Rheinmetall A.G. - ADR[2]	759,144
610	RTX Corp.	111,874
133	TE Connectivity PLC[2]	30,259
97	Trane Technologies PLC[2]	37,752
262	Union Pacific Corp.	60,606
354	United Parcel Service, Inc. - Class B	35,113

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS (Continued)
97	Veralto Corp.	$9,679
171	Waste Management, Inc.	37,570
		2,237,269
	MATERIALS — 3.0%
90	Air Products and Chemicals, Inc.	22,232
4,243	Anglogold Ashanti Plc[2]	361,843
86,145	B2Gold Corp.[2]	388,514
211	DuPont de Nemours, Inc.	8,482
117	Ecolab, Inc.	30,715
2,780	Franco-Nevada Corp.[2]	576,239
599	Freeport-McMoRan, Inc.	30,423
13,346	Kinross Gold Corp.[2]	375,823
208	Linde PLC[2]	88,689
325	Newmont Corp.	32,451
105	Qnity Electronics, Inc.	8,573
2,502	Royal Gold, Inc.	556,142
107	Sherwin-Williams Co.	34,671
70	Solstice Advanced Materials, Inc.*	3,401
		2,518,198
	REAL ESTATE — 0.2%
186	American Tower Corp. - REIT	32,656
176	Crown Castle, Inc. - REIT	15,641
119	Digital Realty Trust, Inc. - REIT	18,410
37	Equinix, Inc. - REIT	28,348
302	Prologis, Inc. - REIT	38,553
71	Public Storage - REIT	18,425
134	Simon Property Group, Inc. - REIT	24,805
		176,838
	TECHNOLOGY — 9.0%
269	Accenture PLC - Class A2	72,173
194	Adobe, Inc.*	67,898
666	Advanced Micro Devices, Inc.*	142,631
214	Analog Devices, Inc.	58,037
6,739	Apple, Inc.	1,832,064
362	Applied Materials, Inc.	93,030
500	Arista Networks, Inc.*	65,515
90	Autodesk, Inc.*	26,641
1,680	Broadcom, Inc.	581,448
113	Cadence Design Systems, Inc.*	35,321
1,720	Cisco Systems, Inc.	132,492
214	Cognizant Technology Solutions Corp. - Class A	17,762

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
335	Fortinet, Inc.*	$26,602
1,658	Intel Corp.*	61,180
366	International Business Machines Corp.	108,413
115	Intuit, Inc.	76,178
62	KLA Corp.	75,335
570	Lam Research Corp.	97,573
226	Microchip Technology, Inc.	14,401
457	Micron Technology, Inc.	130,432
3,061	Microsoft Corp.	1,480,361
69	Motorola Solutions, Inc.	26,449
10,190	NVIDIA Corp.	1,900,435
108	NXP Semiconductors N.V.[2]	23,442
1,089	Oracle Corp.	212,257
457	QUALCOMM, Inc.	78,170
43	Roper Technologies, Inc.	19,141
402	Salesforce, Inc.	106,494
405	ServiceNow, Inc.*	62,042
63	Synopsys, Inc.*	29,592
377	Texas Instruments, Inc.	65,406
		7,718,915
	UTILITIES — 4.7%
3,249	Alliant Energy Corp.	211,217
2,099	Ameren Corp.	209,606
1,925	American Electric Power Co., Inc.	221,972
1,427	American Water Works Co., Inc.	186,223
1,315	Atmos Energy Corp.	220,433
2,858	CMS Energy Corp.	199,860
2,011	Consolidated Edison, Inc.	199,732
962	Constellation Energy Corp.	339,846
330	Dominion Energy, Inc.	19,335
1,507	DTE Energy Co.	194,373
314	Duke Energy Corp.	36,804
2,472	Entergy Corp.	228,487
2,967	Evergy, Inc.	215,078
3,105	Eversource Energy	209,060
4,679	Exelon Corp.	203,958
4,971	FirstEnergy Corp.	222,552
800	NextEra Energy, Inc.	64,224
5,685	PPL Corp.	199,089
2,455	Public Service Enterprise Group, Inc.	197,136
2,471	Southern Co.	215,471

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	UTILITIES (Continued)
1,918	WEC Energy Group, Inc.	$202,272
		3,996,728
	TOTAL COMMON STOCKS
	(Cost $24,198,688)	32,493,962
	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
352	Walgreens Boots Alliance, Inc., Expiration Date: December 30, 2026*[3]	—
	TOTAL RIGHTS
	(Cost $0)	—

Principal Amount
	U.S. TREASURY BILLS — 49.8%
	United States Treasury Bill
$500,000	3.396%, 1/8/2026[4,5,6]	499,710
13,725,000	3.728%, 1/22/2026[4,5,6]	13,697,865
2,000,000	3.474%, 1/29/2026[4,5]	1,994,712
7,500,000	3.563%, 3/26/2026[5]	7,439,190
19,250,000	3.493%, 4/14/2026[4,5,6]	19,058,020
	TOTAL U.S. TREASURY BILLS
	(Cost $42,684,661)	42,689,497
	U.S. TREASURY NOTES — 19.8%
	United States Treasury Note
4,425,000	3.375%, 5/15/2033	4,261,138
4,125,000	4.500%, 11/15/2033	4,266,636
4,150,000	4.375%, 5/15/2034	4,248,886
4,200,000	4.250%, 11/15/2034	4,252,664
	TOTAL U.S. TREASURY NOTES
	(Cost $16,932,558)	17,029,324
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[4,6,7]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 107.5%
	(Cost $83,815,917)	92,212,793
	Liabilities in Excess of Other Assets — (7.5)%	(6,450,264)
	TOTAL NET ASSETS — 100.0%	$85,762,529

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 10.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[4]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $29,639,722, which represents 34.56% of total net assets of the Fund.
[5]	The rate is the effective yield as of December 31, 2025.
[6]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	December 31, 2025	(Depreciation)
Commodity Futures
CME Gold[1]	February 2026	29	$11,935,345	$12,589,190	$653,845

Index Futures
NYF MSCI EAFE Index	March 2026	120	17,325,386	17,412,600	87,214
Total Long Contracts			$29,260,731	$30,001,790	$741,059

TOTAL FUTURES CONTRACTS			$29,260,731	$30,001,790	$741,059

[1]	All or a portion of this security is a holding of Abraham Fortress Fund Ltd.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

		Pay/Receive					Unrealized
		Total Return on	Financing	Payment	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate Paid [1]	Frequency	Date	Value	(Depreciation)

Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	0.46% of Notional Value	Quarterly	June 13, 2029	$69,357,632	$(7,475,102)
TOTAL SWAP CONTRACTS							$(7,475,102)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Long	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
CBT Soybean Oil Future	July 2026	258	$7,714,961	$(314,581)	-74.86%
IFLL 3 Month SONIA Index	March 2027	19	6,067,971	4,015	0.96%
IFLL 3 Month SONIA Index	December 2027	18	5,950,799	2,344	0.56%
CME Live Cattle Future	December 2026	66	5,844,263	353,453	84.11%
KCB Hard Red Winter Wheat Future	July 2026	210	5,699,479	20,908	4.98%
CME Feeder Cattle Future	August 2026	33	5,559,185	154,047	36.66%
NYB Sugar No.11 Future	February 2027	266	4,666,477	112,699	26.82%
NYB Cotton No.2 Future	May 2026	141	4,630,144	7,413	1.76%
CME SOFR 3month	December 2028	19	4,619,213	(471)	-0.11%
IFLL 3 Month SONIA Index	December 2026	14	4,520,063	2,556	0.61%
CME SOFR 3month	December 2027	15	3,670,605	373	0.09%
CME E-Mini S&P 500	March 2026	11	3,657,993	(4,023)	-0.96%
CME Lean Hog Future	June 2026	88	3,630,943	98,967	23.55%
MGE Hard Red Spring Wheat Future	March 2026	115	3,325,839	(1,989)	-0.47%
CMX Gold	February 2026	7	3,187,913	47,285	11.25%
CBT 2 year US Treasury Notes	March 2026	15	3,115,181	(88)	-0.02%
EUX DAX Index Future	March 2026	4	3,061,625	32,211	7.67%
LIF White Sugar Future	February 2026	135	2,870,428	(178,332)	-42.44%
LIF White Sugar Future	April 2026	134	2,837,558	111,836	26.61%
CME GBP/USD	March 2026	30	2,503,806	13,861	3.30%
IFLL 3 Month SONIA Index	December 2028	8	2,482,604	741	0.18%
LIF FTSE 100 Index Future	March 2026	17	2,273,053	37,882	9.01%
CME Feeder Cattle Future	September 2026	11	1,944,776	57,776	13.75%
CME E-Mini Nasdaq-100	March 2026	4	1,790,325	61	0.01%
CBT Wheat Future	May 2026	67	1,739,106	(84,258)	-20.05%
LME Copper Grade A Future	March 2026	6	1,728,254	173,538	41.30%
CMX Silver	March 2026	4	1,552,332	143,942	34.25%
CBT 5 year US Treasury Notes	March 2026	14	1,530,984	(1,620)	-0.39%
ICE Gasoil Monthly Future	March 2026	25	1,526,016	(79,685)	-18.96%
LME Primary High Grade Aluminium Future	March 2026	20	1,523,524	71,879	17.10%
NYB Sugar No.11 Future	April 2026	91	1,487,173	39,854	9.48%
CBT Wheat Future	March 2026	53	1,357,204	(82,480)	-19.63%
LIF Long Gilt Future	March 2026	10	1,247,184	7,696	1.83%
CME MXN/USD	March 2026	40	1,109,407	9,302	2.21%
CME Lean Hog Future	October 2026	32	1,107,334	52,593	12.52%
CMX Gold	April 2026	3	1,095,830	15,920	3.79%
ICE Gasoil Monthly Future	April 2026	18	1,092,651	(12,234)	-2.91%
SGX Nikkei 225 Index	March 2026	7	1,074,679	(8,464)	-2.01%
NYM NY Harbour ULSD Future	February 2026	11	996,652	(44,388)	-10.56%
CME EUR/JPY	March 2026	7	987,855	10,980	2.61%
NYM Henry Hub Natural Gas Future	September 2026	25	930,112	(84,922)	-20.21%
NYM Gasoline RBOB Future	March 2026	11	924,720	(13,847)	-3.30%
MSE S&P Canada 60 Index Future	March 2026	3	906,971	6,994	1.66%
EUX EURO STOXX 50 Index Future	March 2026	13	885,415	6,249	1.49%
ICE Mini MSCI Emerging Markets Index Future	March 2026	12	862,921	8,110	1.93%
LME Zinc Future	March 2026	11	856,228	16,611	3.95%
ICE Brent Crude Monthly Future	February 2026	14	844,741	(5,613)	-1.34%
ICE Brent Crude Monthly Future	March 2026	13	814,356	(8,249)	-1.96%
OSE TOPIX Future	March 2026	3	706,419	9,899	2.36%
CBT 10 year US Treasury Notes	March 2026	6	694,131	(1,513)	-0.36%
			$125,207,403	$705,238

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FUTURES CONTRACTS - Continued

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Short	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
CME SOFR 3month	December 2026	(45)	$(10,815,607)	$(12,598)	-3.00%
CBT Soybean Oil Future	March 2026	(287)	(8,442,996)	436,236	103.81%
LIF 3 month Euro (EURIBOR)	September 2026	(28)	(8,022,750)	(2,026)	-0.48%
KCB Hard Red Winter Wheat Future	March 2026	(275)	(7,121,590)	5,477	1.30%
NYB Cotton No.2 Future	March 2026	(208)	(6,674,388)	52,929	12.60%
NYB Sugar No.11 Future	February 2026	(368)	(6,171,859)	(121,231)	-28.85%
CME Live Cattle Future	August 2026	(66)	(5,866,922)	(371,804)	-88.48%
CME Feeder Cattle Future	April 2026	(33)	(5,600,263)	(344,051)	-81.87%
EUX Euro-BUND	March 2026	(35)	(5,218,615)	23,503	5.59%
CME EUR/USD	March 2026	(34)	(5,035,682)	(28,807)	-6.86%
EUX 2 year Euro-Schatz	March 2026	(37)	(4,683,474)	2,356	0.56%
NYB Sugar No.11 Future	September 2026	(266)	(4,459,640)	(39,989)	-9.52%
EUX Euro-BOBL	March 2026	(30)	(4,156,130)	358	0.09%
CME JPY/USD	March 2026	(50)	(4,000,720)	33,518	7.98%
SFE 90 Day Bank Accepted Bill Future	September 2026	(23)	(3,482,101)	(371)	-0.09%
LIF 3 month Euro (EURIBOR)	December 2026	(11)	(3,277,412)	(199)	-0.05%
SFE 3 year Australian Treasury Bond	March 2026	(40)	(2,826,793)	(1,552)	-0.37%
NYM Light Sweet Crude Oil (WTI) Future	February 2026	(49)	(2,824,887)	65,259	15.53%
CME Lean Hog Future	February 2026	(73)	(2,512,972)	(96,082)	-22.86%
LIF 3 month Euro (EURIBOR)	December 2027	(7)	(2,090,148)	(214)	-0.05%
LIF 3 month Euro (EURIBOR)	March 2026	(7)	(2,011,899)	661	0.16%
CME Feeder Cattle Future	March 2026	(10)	(1,811,221)	(42,864)	-10.20%
LIF 3 month Euro (EURIBOR)	June 2027	(6)	(1,781,382)	67	0.02%
LIF 3 month Euro (EURIBOR)	June 2026	(6)	(1,702,394)	680	0.16%
CME CAD/USD	March 2026	(22)	(1,600,180)	(11,975)	-2.85%
KCB Hard Red Winter Wheat Future	May 2026	(59)	(1,552,060)	21,270	5.06%
CME Lean Hog Future	April 2026	(42)	(1,522,230)	(69,665)	-16.58%
LIF 3 month Euro (EURIBOR)	March 2027	(5)	(1,473,502)	39	0.01%
LIF 3 month Euro (EURIBOR)	September 2027	(5)	(1,471,467)	56	0.01%
EUX Euro-OAT Future	March 2026	(10)	(1,427,387)	362	0.09%
CME AUD/USD	March 2026	(21)	(1,370,361)	(6,530)	-1.55%
LIF 3 month Euro (EURIBOR)	December 2028	(5)	(1,287,928)	(355)	-0.08%
EUX Euro-BUXL	March 2026	(10)	(1,284,513)	11,781	2.80%
NSEIFSC IFSC NIFTY 50 Index Futures	January 2026	(23)	(1,217,555)	1,374	0.33%
SFE 10 year Australian Treasury Bond Future	March 2026	(16)	(1,186,511)	(51)	-0.01%
LIF 3 month Euro (EURIBOR)	March 2028	(4)	(1,185,197)	(136)	-0.03%
LIF 3 month Euro (EURIBOR)	June 2028	(4)	(1,184,408)	425	0.10%
SGX Mini Japanese Goverment Bond Future	March 2026	(13)	(1,140,173)	7,255	1.73%
CME NZD/USD	March 2026	(19)	(1,121,410)	9,832	2.34%
NYM Palladium	March 2026	(6)	(1,015,325)	(106,384)	-25.32%
NYM Light Sweet Crude Oil (WTI) Future	January 2026	(17)	(994,342)	(14,583)	-3.47%
NYM NY Harbour ULSD Future	November 2026	(10)	(889,253)	17,312	4.12%
CBT Corn Future	March 2026	(37)	(811,672)	5,151	1.23%
CBT Corn Future	May 2026	(35)	(786,560)	8,091	1.93%
CBT Wheat Future	July 2026	(29)	(760,479)	(4,196)	-1.00%
CBT Soybean Oil Future	May 2026	(25)	(756,774)	47,397	11.28%
NYM Henry Hub Natural Gas Future	March 2026	(23)	(713,673)	92,134	21.93%
			$(137,344,805)	$(432,140)

FORWARD FOREIGN CURRENCY CONTRACTS

							Percentage
							of Custom Swap's
						Unrealized	Unrealized
		Currency Units to				Appreciation	Appreciation
Settlement Date	Counterparty	Receive/(Deliver)		In Exchange For		(Depreciation)	(Depreciation)
1/6/2026	Deutsche Bank	11,639,924	CNH	(1,666,675)	USD	(594)	-0.14%
1/5/2026	Deutsche Bank	(902,900)	USD	768,676	EUR	(462)	-0.11%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $83,815,917)	$92,212,793
Cash	391,917
Cash held as collateral for open swap contract	67,630
Net unrealized appreciation on futures contracts	741,059
Receivables:
Fund shares sold	35,078
Dividends and interest	102,767
Due from Advisor, net	24,111
Other prepaid expenses	21,743
Total Assets	93,597,098

Liabilities:
Unrealized depreciation on total return swap contract	7,475,102
Payables:
Due to brokers for open futures contracts	184,446
Advisory fees, net	36,210
Shareholder servicing fees (Note 6)	16,583
Fund administration and accounting fees	29,679
Transfer agent fees and expenses	18,015
Custody fees	436
Legal fees	19,895
Auditing fees	18,302
Trustees' deferred compensation (Note 3)	17,521
Printing and Postage	6,354
Chief Compliance Officer fees	4,444
Trustees' Fees payable	2,610
Accrued other expenses	4,972
Total liabilities	7,834,569
Commitments and contingencies (Note 3)
Net Assets	$85,762,529

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$73,072,132
Total accumulated earnings (deficit)	12,690,397
Net Assets	$85,762,529

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$60,547,212
Shares of beneficial interest issued and outstanding	5,496,329
Net asset value, redemption, and offering price per share	$11.02

Class K Shares:
Net assets applicable to shares outstanding	$25,215,317
Shares of beneficial interest issued and outstanding	2,287,353
Net asset value, redemption, and offering price per share	$11.02

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2025 (Unaudited)

Investment Income:
Dividends (net of withholding tax of $816)	$221,780
Interest	1,176,741
Total investment income	1,398,521

Expenses:
Advisory fees	202,360
Shareholder servicing fees - Class I (Note 6)	21,430
Fund administration and accounting fees	76,233
Transfer agent fees and expenses	34,133
Custody fees	9,786
Registration fees	27,104
Auditing fees	17,829
Legal fees	17,502
Chief Compliance Officer fees	9,853
Trustees' fees and expenses	8,088
Shareholder reporting fees	5,971
Miscellaneous	5,115
Insurance fees	1,320
Total expenses	436,724
Advisory fees waived	(148,477)
Fees paid indirectly (Note 3)	(3,748)
Net expenses	284,499
Net investment income (loss)	1,114,022

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,504
Futures contracts	2,304,370
Net realized gain (loss)	2,373,874
Net change in unrealized appreciation/depreciation on:
Investments	2,381,630
Futures contracts	619,723
Swap contracts	2,545,376
Net change in unrealized appreciation/depreciation	5,546,729
Net realized and unrealized gain (loss)	7,920,603

Net Increase (Decrease) in Net Assets from Operations	$9,034,625

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Month Ended	For the
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,114,022	$2,383,915
Net realized gain (loss) on investments and futures contracts and swap contracts	2,373,874	439,833
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swap contracts	5,546,729	(4,749,108)
Net increase (decrease) in net assets resulting from operations	9,034,625	(1,925,360)

Distributions to Shareholders:
Distributions from distributable earnings:
Class I	(989,733)	(1,578,336)
Class K	(429,227)	(857,947)
Total distributions to shareholders	(1,418,960)	(2,436,283)

Capital Transactions:
Net proceeds from shares sold:
Class I	7,991,318	23,106,850
Class K	317,747	1,020,031
Reinvestment of distributions:
Class I	953,731	1,578,074
Class K	418,522	857,947
Cost of shares redeemed:
Class I	(4,519,175)	(10,547,450)
Class K	(2,332,787)	(3,795,627)
Net increase (decrease) in net assets from capital transactions	2,829,356	12,219,825

Total increase (decrease) in net assets	10,445,021	7,858,182

Net Assets:
Beginning of year	75,317,508	67,459,326
End of year	$85,762,529	$75,317,508

Capital Share Transactions:
Shares sold:
Class I	737,543	2,213,676
Class K	28,667	99,642
Shares reinvested:
Class I	85,690	153,509
Class K	37,569	83,458
Shares redeemed:
Class I	(430,392)	(1,049,825)
Class K	(220,354)	(364,872)
Net increase (decrease) in capital shares	238,723	1,135,588

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the				For the
	Six Months Ended	For the	For the	For the	Period October 13, 2021*
	December 31, 2025	Year Ended	Year Ended	Year Ended	through
	(Unaudited)	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of period	$9.98	$10.52	$9.57	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.32	0.33	0.21	0.01
Net realized and unrealized gain (loss)	1.07	(0.54)	0.80	0.32	(0.13)
Total from investment operations	1.22	(0.22)	1.13	0.53	(0.12)

Less Distributions:
From net investment income	(0.18)	(0.32)	(0.18)	(0.68)	-
From net realized gain	-	-	-	-	(0.16)
Total distributions	(0.18)	(0.32)	(0.18)	(0.68)	(0.16)

Net asset value, end of period	$11.02	$9.98	$10.52	$9.57	$9.72

Total return[2]	12.23%[3]	(2.15)%	12.04%	6.13%	(1.23)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,547	$50,928	$39,834	$23,857	$15,328

Ratio of expenses to average net assets
Before fees waived and absorbed	1.11%[4]	1.13%	1.21%	1.41%	1.42%[4]
After fees waived and absorbed	0.73%[4]	0.74%	0.74%	0.75%	0.75%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	2.35%[4]	2.72%	2.86%	1.60%	(0.58)%[4]
After fees waived and absorbed	2.73%[4]	3.11%	3.33%	2.26%	0.09%[4]

Portfolio turnover rate[5]	37%[3]	68%	20%	54%	61%[3]

*	Beginning of reporting period (See Note 1).
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class K

Per share operating performance.

For a capital share outstanding throughout each period.

	For the				For the
	Six Months Ended	For the	For the	For the	Period October 13, 2021*
	December 31, 2025	Year Ended	Year Ended	Year Ended	through
	(Unaudited)	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of period	$9.99	$10.53	$9.58	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.33	0.33	0.22	0.01
Net realized and unrealized gain (loss)	1.07	(0.54)	0.81	0.33	(0.13)
Total from investment operations	1.22	(0.21)	1.14	0.55	(0.12)

Less Distributions:
From net investment income	(0.19)	(0.33)	(0.19)	(0.69)	-
From net realized gain	-	-	-	-	(0.16)
Total distributions	(0.19)	(0.33)	(0.19)	(0.69)	(0.16)

Net asset value, end of period	$11.02	$9.99	$10.53	$9.58	$9.72

Total return[2]	12.20%[3]	12.11%	12.11%	6.32%	(1.23)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,215	$24,390	$27,625	$25,548	$36,303

Ratio of expenses to average net assets
Before fees waived and absorbed	1.03%[4]	1.04%	1.12%	1.31%	1.32%[4]
After fees waived and absorbed	0.65%[4]	0.65%	0.65%	0.65%	0.65%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	2.43%[4]	2.81%	2.95%	1.70%	(0.48)%[4]
After fees waived and absorbed	2.81%[4]	3.20%	3.42%	2.36%	0.19%[4]

Portfolio turnover rate[5]	37%[3]	68%	20%	54%	61%[3]

*	Beginning of reporting period (See Note 1).
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

Note 1 – Organization

Abraham Fortress Fund (the “Fund”) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as a diversified Fund.

The Fund’s primary investment objective is to protect capital and achieve long-term capital appreciation. The Fund currently has two classes of shares, Class I and Class K. Class C shares have not yet commenced operations.

The Fund began reporting as a registered open-end management investment company on October 13, 2021 with a transfer of shares of the Fund in exchange for the net assets of the Predecessor Fund, a Delaware statutory limited partnership. This exchange was nontaxable, whereby the Fund issued 1,133,973 Class I shares and 3,457,642 Class K shares for the net assets of the Predecessor Fund on October 13, 2021. Net assets with a fair market value consisting of cash, interest receivable and securities and derivative instruments of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The inception date of the Predecessor Fund was July 26, 2018. From July 26, 2018 until October 12, 2021, the Predecessor Fund was regulated by the Commodity Futures Trading Commission (“the CFTC”) and National Futures Association (“NFA”) as a Commodity Pool, and over that entire time period, Abraham Trading Company (the “Advisor”) was the registered Commodity Pool Operator of the Predecessor Fund. The Advisor has been continuously registered with the CFTC and NFA as a Commodity Trading Advisor and Commodity Pool Operator since 1990. Cohen & Company, Ltd. served as the auditor of the Predecessor Fund from July 31, 2018 through October 12, 2021. After the conversion of the Predecessor Fund to a 1940 Act open ended mutual fund on October 13, 2021, Cohen & Company, Ltd. has continued to serve as the auditor of the Fund. The Predecessor Fund was required to have audited financial statements, including the reporting of investments, filed annually with both the CFTC and NFA. UMB Fund Services (“UMBFS”) was the administrator of the Predecessor Fund prior to its conversion to the Fund, and currently UMBFS is the co-administrator of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board of Trustees (“Trustees”). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statements of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, Abraham Fortress Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Abraham Trading Company and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was October 13, 2021. As of December 31, 2025, total assets of the Fund were $93,509,884, of which $18,828,818, or 20.14%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operating during the reporting period. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date reported in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.

(a) Valuation of Investments

The Fund records investments at fair value. The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Financial derivative instruments, such as forward currency contracts, futures contracts, options contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Forward currency contracts are generally categorized in Level 2. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Options contracts are carried at fair value using the primary exchange's closing (settlement) price and are generally categorized as Level 1. In the absence of a closing price, options contracts will be valued at the last bid or the mean between the last available bid and ask price, and categorized in Level 2.

The Fund’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

Please refer to Note 8 for more information on valuation.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

(d) Futures Contracts

The Fund may use interest rate, foreign currency, index, commodity, and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The Fund may invest in futures contracts and options on futures contracts through the Subsidiary. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transactions and the Fund’s basis in the contract. Cash equal to the proceeds is settled in the broker account when the contracts are closed. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

(e) Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels. The Subsidiary’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index designed to replicate the aggregate returns of a trading strategy or basket of trading strategies). That is, one party agrees to pay another party the return on a security, basket of securities, or an index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

(f) Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund may invest in real estate investments trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2025, such collateral is denoted in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts and swap contracts, the Fund, when appropriate, may utilize a segregated margin deposit account with the counterparty. At December 31, 2025, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

ASC 740 Income Taxes, (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, fees and costs associated with derivatives, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.65% of the average daily net assets of the Fund’s Class I and Class K shares, respectively. Annual operating expenses include shareholder servicing fees, which are a class-level expense (see Note 6). To the extent these fees are below their maximum for the fiscal year, Class I actual net expenses may be below the stated expense limit after waivers. This agreement is effective until October 31, 2035, and it may be terminated before that date by the Trust’s Board of Trustees on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. This agreement may also be terminated by the Advisor with respect to the Fund, effective at the end of its then current term, without payment of any penalty upon at least sixty (60) days’ written notice prior to expense limitation period of the Fund, subject to the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Fund. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Advisor receives no compensation for the services it provides to the Subsidiary.

For the six months ended December 31, 2025, the Advisor waived a portion of its advisory fees totaling $148,477 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2025, the amount of these potentially recoverable expenses was $1,012,033. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Consolidated Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

2026	$298,696
2027	278,649
2028	286,211
2029	148,477
Total	$1,012,033

UMB Fund Services, Inc. ("UMBFS") serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2025, are reported on the Consolidated Statement of Operations. The Fund has a fee agreement with its custodian, UMB Bank, N.A., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the six months ended December 31, 2025, the fees waived were $3,748 of Custody fees. Such amount is reported as “Fees paid indirectly” on Consolidated Statement of Operations.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2025, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Employees of the Advisor, and other accounts under their control, constituted approximately 27% and 10% of the outstanding Class I Shares and Class K Shares, respectively of the Fund as of December 31, 2025.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2025, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$83,815,917

Gross unrealized appreciation	$10,198,812
Gross unrealized depreciation	(1,801,936)

Net unrealized appreciation/(depreciation)	$8,396,876

As of December 31, 2025, there were no differences between cost amounts for financial statement and federal income tax purposes.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$796,653
Undistributed long-term capital gains	-
Tax accumulated earnings	796,653

Accumulated capital and other losses	(1,737,169)
Unrealized appreciation/(depreciation) on investments	6,015,246
Total accumulated earnings/(deficit)	$5,074,730

The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

Distributions paid from:	2025	2024
Ordinary income	$2,436,283	$1,191,398
Net long-term capital gains	-	-
Total distributions paid	$2,436,283	$1,191,398

At June 30, 2025, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$789,550
Long-term	925,115
$1,714,665

Note 5 – Investment Transactions

For the six months ended December 31, 2025, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts, were $18,333,449 and $8,971,523, respectively. For the six months ended December 31, 2025, purchases and sales of U.S. Treasury Notes, were $5,669,702 and $3,828,955, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2025, shareholder servicing fees incurred by the Fund are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund expects the risk of loss to be remote.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure

FASB ASC 820, Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks[1]	$32,493,962	$-	$-	$32,493,962
U.S. Treasury Bills	-	42,689,497	-	42,689,497
U.S. Treasury Notes	-	17,029,324	-	17,029,324
Rights	-	-	0	0
Short-Term Investments	10	-	-	10
Total Investments	32,493,972	59,718,821	-	92,212,793
Other Financial Instruments**
Futures Contracts	741,059	-	-	741,059
Total Assets	$33,235,021	$59,718,821	$0	$92,953,852

	Level 1	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$7,475,102	-	$7,475,102
Total Liabilities	$-	$7,475,102	$-	$7,475,102

[1]	For a detailed break-out of common stock sectors, please refer to Consolidated Schedule of Investments.
*	The Fund held a security valued at zero at period end.
**	Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Rights
Balance as of June 30, 2025	$-
Transfers into Level 3	-
Transfers out of Level 3	-
Total gains (losses) for the period	-
Purchases	0
Sales	-
Balance as of December 31, 2025	0
$-

Change in unrealized gains (losses) for the period for assets held at the end of the reporting period	$-

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input
Rights	$-	Asset Approach	Expected Remaining Proceeds	N/A	N/A	Increase

Note 9 – Derivatives and Hedging Disclosures

FASB ASC Topic 815, Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts and swap contracts during the six months ended December 31, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Fund as of December 31, 2025 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Consolidated Statement of Asset and Liabilities Location	Value
Commodity Contracts	Unrealized appreciation on futures contracts	653,845	Unrealized depreciation on futures contracts	$-
Index contracts	Unrealized appreciation on futures contracts	87,214	Unrealized depreciation on futures contracts	-
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contract	-	Unrealized depreciation on total return swap contract	7,475,102
Total		$741,059		$7,475,102

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

The effects of the Fund’s derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2025 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Total
Commodity Contracts	$1,753,844	$1,753,844
Index contracts	668,699	668,699
Foreign exchange contracts	(118,173)	(118,173)
Total	$2,304,370	$2,304,370

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$663,067	$-	$663,067
Index contracts	(43,344)	-	(43,344)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	2,545,376	2,545,376
Total	$619,723	$2,545,376	$3,165,099

The quarterly average volumes of derivative instruments in the Fund for the six months ended December 31, 2025 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Long futures contracts	$12,001,920
Index contracts	Long futures contracts	16,717,799
Foreign exchange contracts	Short futures contacts	1,271,971
Mixed: Interest rate, equity and foreign exchange contracts	Swap contracts	67,157,632

Note 10 - Disclosures about Offsetting Assets and Liabilities

FASB ASC Topic 210-20, Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.

The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a net basis. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

					Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Location	Counterparty	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on total return swap contract - liability	Deutsche Bank	$(7,475,102)	$-	$(7,475,102)	$7,475,102	$-	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, financial statement instability or other events could have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2025 (Unaudited)

Note 12- New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on July 15-16, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Fund Advisory Agreement”) between the Trust and Abraham Trading Company (the “Advisor”) with respect to the Abraham Fortress Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. At the same meeting, the Board and the Independent Trustees reviewed and unanimously approved the renewal of the investment advisory agreement (the “Subsidiary Advisory Agreement”) between the Advisor and Abraham Fortress Fund Limited, a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), for an additional one-year term from when it otherwise would expire. The Fund Advisory Agreement and the Subsidiary Advisory Agreement are collectively referred to below as the “Advisory Agreements.” In approving the renewal of each Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary.

Background

In advance of the meeting, the Board received information about the Fund, the Subsidiary, and the Advisory Agreements from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund and the Subsidiary; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”), the MSCI All Country World Index (the “MSCI Index”), the Fund’s blended index consisting of 70% MSCI Index and 30% Bloomberg Index (the “70/30 Blended Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Moderate Allocation category (the “Fund Universe”) for the one-, three-, and five-year periods ended April 30, 2025; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Abraham Fortress Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In renewing each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Bloomberg Index return, but below the 70/30 Blended Index return, the Peer Group and Fund Universe median returns, and the MSCI Index return by 3.29%, 3.37%, 3.57%, and 7.43%, respectively. For the three-year period, the Fund’s annualized total return was above the Bloomberg Index return, but below the Peer Group and Fund Universe median returns, the 70/30 Blended Index return, and the MSCI Index return by 3.38%, 4.15%, 4.72%, and 7.15%, respectively. The Fund’s total return for the one-year period was below the Bloomberg Index return by 8.24%, the Peer Group median return by 8.44%, the Fund Universe median return by 9.33%, the 70/30 Blended Index return by 10.93%, and the MSCI Index return by 12.04%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance was due to its lower equity exposure in comparison to its Peer Group during a period when equity securities performed strongly. The Board also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Fund and the Subsidiary. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund and the Subsidiary were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee and annual total expenses paid by the Fund, the meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but above the Fund Universe median by 0.03%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Fund Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund and the Subsidiary.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2025, noting that the Advisor had agreed to maintain the expense limitation arrangement for the Fund for another full year. The Board observed that the Advisor had waived a majority of its advisory fee for the Fund, and that the Advisor did not realize any profit with respect to the Fund.

Abraham Fortress Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Advisory Agreement was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary and, accordingly, approved the renewal of each Advisory Agreement with respect to the Fund and the Subsidiary, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	03/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	03/06/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	03/06/26